Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 months
Insurance brokerage license [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	52 months
Minimum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Maximum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years